Property and Equipment, Net (Details) - Schedule of Property and Equipment - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Schedule of Property and Equipment [Line Items]
Less: accumulated depreciation and amortization	$ (269,129)	$ (257,883)
Property and Equipment, net	18,843	22,826
Leasehold improvements [Member]
Schedule of Property and Equipment [Line Items]
Electronic equipment	29,715	29,639
Furniture and fixtures [Member]
Schedule of Property and Equipment [Line Items]
Electronic equipment	109,713	107,197
Motor vehicles [Member]
Schedule of Property and Equipment [Line Items]
Electronic equipment	62,100	61,941
Electronic equipment [Member]
Schedule of Property and Equipment [Line Items]
Electronic equipment	$ 86,444	$ 81,932